Business combinations	12 Months Ended
Dec. 31, 2023
Business combinations
Business combinations

Note 3. Business combinations

Business combinations during the year ended December 31, 2023

Acquisition of Aforoa Ltd

On January 12, 2023, the Company acquired 100% of the voting interest in Aforoa Ltd (“Aforoa", whose name was subsequently changed to Sportradar Cyprus), a Cyprus based provider of software solutions which uses AI, machine learning and computer vision to collect and analyze data from live sports streams and videos. The final purchase price consisted of cash consideration totaling €4.9 million. The fair value of the contingent consideration as of January 12, 2023 was €1.4 million.

The fair values of the identifiable assets and liabilities of Aforoa as of the date of acquisition are as follows:

in €‘000	As of January 12, 2023
Technology	2,718
Other tangible assets	6
Cash	48
Liabilities	(345)
Deferred tax liability, net	(340)
Net assets acquired	2,087
Goodwill	4,236
Consideration transferred	6,323

The fair value of tangible and intangible assets and liabilities was based on significant inputs not observable in the market and thus represent Level 3 measurements within the fair value measurement hierarchy. Level 3 fair market values were determined using a variety of information, including estimated future cash flows, appraisals and market comparables.

The goodwill mainly reflects Aforoa`s workforce and synergies to complement and extend Sportradar`s product suite and strategic growth. Goodwill is not expected to be deductible for tax purposes.

During the year ended December 31, 2023, the seller achieved contingent consideration milestones totaling €0.8 million. As of December 31, 2023, if the remaining milestones stipulated in the purchase agreement are achieved, the seller will receive up to €1.0 million as cash payments to be paid in 2025. As of December 31, 2023, the contingent consideration liability was re-assessed and determined to be €1.6 million, based on the expected probable outcome, which includes the achievement of the first milestone of €0.8 million.

The change in the fair value measurement of the contingent consideration liability (level 3) is summarized as follows:

in €‘000
As of January 12, 2023	1,400
Net fair value changes recognized in profit from continuing operations during the year	214
As of December 31, 2023	1,614

The cash flows arising from the acquisition of Aforoa during the year ended December 31, 2023 were as follows:

Year Ended
in €‘000	December 31, 2023
Cash consideration paid for acquisition of subsidiary	(4,968)
Cash acquired with the subsidiary	48
Net cash paid for acquisition (included in cash used in investing activities)	(4,920)

Transaction costs of €0.1 million were incurred and included in other operating expenses for the years ended December 31, 2023 and 2022.

Acquisitions during the year ended December 31, 2022

Acquisition of additional interest in Sportradar US, LLC

On March 29, 2022, the Company purchased an additional 7% non-controlling interest in its subsidiary Sportradar US, LLC, a Delaware limited liability company, for €28.2 million in cash. Following this transaction, Sportradar US, LLC became a wholly-owned subsidiary of the Company. The additional interest acquired resulted in a negative non-controlling interest balance of €3.2 million being reclassified to additional paid in capital in the consolidated statements of changes in equity during the year ended December 31, 2022. Together with the purchase price of €28.2 million, that led to a total decrease in Additional paid in capital in the amount of €31.4 million.

Acquisition of Vaix Limited

On April 6, 2022, the Company acquired 100% of the voting interest in Vaix Limited (“Vaix”), a private company incorporated in England and Wales with a wholly-owned subsidiary incorporated in Greece, Vaix Greece IKE. Vaix develops artificial intelligence (AI) solutions for the iGaming Industry. Vaix’s innovative AI technology allows betting and gaming operators to gain a personalized view of their customers, which provides a more targeted, player-friendly experience. The Company paid at closing a purchase price in cash of €21.7 million. If certain milestones stipulated in the purchase agreement are achieved, the seller will receive up to €23.4 million as cash payments to be paid in three tranches in addition to the initial purchase consideration. The fair value of the contingent consideration as of April 6, 2022 was €18.8 million.

Transaction costs of €0.4 million were incurred and included in other operating expenses for the year ended December 31, 2022.

The fair values of the identifiable assets and liabilities of Vaix as of the date of acquisition are as follows:

in €‘000	As of April 6, 2022
Customer base	1,630
Technology	6,785
Brand	1,006
Other tangible assets	539
Cash	689
Liabilities	(1,791)
Deferred tax liability, net	(1,298)
Net assets acquired	7,560
Goodwill	32,766
Consideration transferred	40,326

The fair value of tangible and intangible assets and liabilities was based on significant inputs not observable in the market and thus represent Level 3 measurements within the fair value measurement hierarchy. Level 3 fair market values were determined using a variety of information, including estimated future cash flows, appraisals and market comparables.

The goodwill mainly reflects Vaix`s workforce and synergies to complement and extend Sportradar`s product suite and strategic growth. Goodwill is not expected to be deductible for tax purposes.

As of December 31, 2023, the contingent consideration liability was re-assessed and determined to be €11.7 million, based on the expected probable outcome, which includes the achievement of the second milestone of €5.5 million to be paid to the seller in 2024. The seller may receive up to €11.0 million during 2024 for the remaining milestones as cash payments to be paid in 2025.

As of December 31, 2022, the contingent consideration liability was re-assessed and determined to be €19.5 million, based on the expected probable outcome, which included the achievement of the first milestone of €5.8 million paid to the seller in 2023.

The change in the fair value measurement of the contingent consideration liability (level 3) is summarized as follows:

in €‘000
As of April 6, 2022	18,800
Net fair value changes recognized in profit from continuing operations during the year	739
As of December 31, 2022	19,539
Payments during the year	(5,800)
Net fair value changes recognized in profit from continuing operations during the year	(2,065)
As of December 31, 2023	11,674

The cash flows arising from the acquisition of Vaix during the year ended December 31, 2022 were as follows:

Year Ended
in €‘000	December 31, 2022
Cash consideration paid for acquisition of subsidiary	(21,681)
Cash acquired with the subsidiary	689
Net cash paid for acquisition (included in cash used in investing activities)	(20,992)
Transaction costs of the acquisition (included in cash from operating activities)	(373)
Net cash outflow on acquisition of subsidiary	(21,365)

Since the acquisition, the revenue, net loss before tax and net loss amounts included in the consolidated statement of profit or loss and other comprehensive income for the year ended December 31, 2022 are €3.3 million, €0.4 million and €0.2 million, respectively. If the acquisition had occurred on January 1, 2022, the pro forma revenue, net loss before tax and net loss for year ended December 31, 2022 would have been €4.4 million, €0.6 million and €0.3 million, respectively.

Acquisition of Ortec Sports B.V.

On April 28, 2022, the Company acquired 100% of shares in Ortec Sports B.V. (“Ortec”), a Dutch limited liability company, whose name was subsequently changed to Sportradar B.V., for the cash purchase price of €5.7 million. Ortec is a provider of technology and analytics for professional teams, national associations, and commercial organizations.

The fair values of the identifiable assets and liabilities of Ortec as of the date of acquisition are as follows:

in €‘000	As of April 28, 2022
Customer base	582
Technology	1,978
Brand	383
Other tangible assets	696
Liabilities	(255)
Deferred tax liability, net	(746)
Net assets acquired	2,638
Goodwill	3,079
Consideration transferred	5,717

The fair value of tangible and intangible assets and liabilities was based on significant inputs not observable in the market and thus represent Level 3 measurements within the fair value measurement hierarchy. Level 3 fair market values were determined using a variety of information, including estimated future cash flows, appraisals and market comparables.

The goodwill mainly reflects Ortec`s workforce and synergies to complement and extend Sportradar`s product suite and strategic growth. Goodwill is not expected to be deductible for tax purposes.

The cash flows arising from the acquisition of Ortec during the year ended December 31, 2022 were as follows:

Year Ended
in €‘000	December 31, 2022
Cash consideration paid for acquisition of subsidiary	(5,717)
Cash acquired with the subsidiary	25
Net cash paid for acquisition (included in cash used in investing activities)	(5,692)
Transaction costs of the acquisition (included in cash from operating activities)	(235)
Net cash outflow on acquisition of subsidiary	(5,927)

During the year ended December 31, 2023, an additional deferred consideration of €0.6 million, which was withheld for any possible claims, was paid in cash and is included in cash used for investing activities in the consolidated statement of cash flows.

Since the acquisition, the revenue, net loss before tax and net loss amounts included in the consolidated statement of profit or loss and other comprehensive income for the year ended December 31, 2022 are €1.7 million, €0.7 million and €0.6 million, respectively. If the acquisition had occurred on January 1, 2022, the pro forma revenue, net loss before tax and net loss for year ended December 31, 2022 would have been €2.6 million, €1.0 million and €0.8 million, respectively.

Acquisition of additional interest in NSoft Group

The NSoft Group, comprising NSoft d.o.o., Mostar, Bosnia and Herzegovina (“NSoft”) and its wholly-owned subsidiaries STARK Solutions d.o.o., a company incorporated in Bosnia and Herzegovina, and N-Soft Solutions d.o.o., a company incorporated in Croatia, traditionally acted as a partner for Sportradar. The NSoft group is a leading provider of betting software and offers a retail portfolio of games to bookmakers operating in the Eastern European market. Until April 28, 2022, Sportradar held 40% of the shares of NSoft. On April 29, 2022, the Company acquired an additional 30% for cash consideration of €12.0 million, increasing its ownership to 70%. As of December 31, 2022, NSoft is a consolidated entity of the Company.

Transaction costs of €0.3 million were incurred and included in other operating expenses for the year ended December 31, 2022.

For the year ended and as of December 31, 2021, NSoft was an associate and accounted for using the equity method of accounting (refer to Note 16). The fair value of the previous held interest in NSoft on the date of acquisition was €16.2 million. The Company’s carrying value on the date of acquisition of the additional interest was €8.3 million. A gain of €7.7 million has been recognized on the remeasurement of the previously held equity-accounted investee within the consolidated statement of profit or loss and other comprehensive income for the year ended December 31, 2022.

The Company elected to measure the non-controlling interest in the acquiree at the proportionate share of its interest in the acquiree’s identifiable net assets. The fair values of the identifiable assets and liabilities of NSoft as of the date of acquisition of the additional interest are as follows:

in €‘000	As of April 29, 2022
Customer base	4,509
Technology	8,706
Brand	2,513
Property and equipment	2,624
Other tangible assets	5,155
Cash	1,868
Other liabilities	(3,523)
Deferred tax liability, net	(1,096)
Net assets acquired	20,756
Goodwill	13,471
Non-controlling interest (30%)	(6,227)
Consideration transferred	28,000

The fair value of tangible and intangible assets and liabilities was based on significant inputs not observable in the market and thus represent Level 3 measurements within the fair value measurement hierarchy. Level 3 fair market values were determined using a variety of information, including estimated future cash flows, appraisals and market comparables.

The goodwill mainly reflects NSoft`s workforce and synergies to complement and extend Sportradar`s product suite and strategic growth. Goodwill is not expected to be deductible for tax purposes.

The cash flows arising from the acquisition of NSoft during the year ended December 31, 2022 were as follows:

Year Ended
in €‘000	December 31, 2022
Cash consideration paid for acquisition of subsidiary	(12,000)
Cash acquired with the subsidiary	1,868
Net cash paid for acquisition (included in cash used in investing activities)	(10,132)
Transaction costs of the acquisition (included in cash from operating activities)	(261)
Net cash outflow on acquisition of subsidiary	(10,393)

Since the acquisition, the revenue, net loss before tax and net loss amounts included in the consolidated statement of profit or loss and other comprehensive income for the year ended December 31, 2022 are €14.4 million, €1.5 million and €1.3 million, respectively. If the acquisition had occurred on January 1, 2022, the pro forma revenue, net loss before tax and net loss for year ended December 31, 2022 would have been €21.6 million, €2.3 million and €2.0 million, respectively.

Acquisition of Bettech Gaming (PTY) LTD

On August 4, 2022, Sportradar acquired 100% of shares in Bettech Gaming (PTY) LTD (“BetTech”), a betting platform based in Cape Town, South Africa from the Company’s CEO, Carsten Koerl and minority shareholders for consideration of €7.0 million. The Company’s acquisition of BetTech is an acquisition under common control and is a related party transaction (refer to Note 28).

Immediately upon closing of the Company’s acquisition of BetTech, the Company contributed 100% of the shares of BetTech based on an enterprise value of €10.0 million to SportTech (as defined below), in addition to cash payments totaling €27.9 million, for a 49% ownership in SportTech (refer to Note 16.3). The Company recorded a €3.0 million gain upon contribution of BetTech as part of additional paid-in capital for the year ended December 31, 2022. As SportTech is an associate of the Company, the contributions in 2022 were a related party transaction (refer to Note 16.3 and Note 28).

On May 31, 2023, the Company sold its 49% interest to the majority shareholder, Ringier, at which time BetTech became a wholly-owned subsidiary of the Company. The Board of Directors simultaneously approved a plan committed to sell BetTech. BetTech was classified as disposal group held for sale until the date it was sold. BetTech was sold to a third party on November 30, 2023 and is not a subsidiary of the Company as of December 31, 2023 (refer to Note 29).

Acquisitions during the year ended December 31, 2021

Acquisition of Fresh Eight Limited

On March 2, 2021, the Company acquired 100% of the voting interest in Fresh Eight Limited (“Fresh 8”), a United Kingdom based provider of a personalized messaging platform in the global betting and gaming market. The acquisition of Fresh 8 augmented Sportradar`s ad:s business unit.

The Company paid at closing a purchase price in cash of €11.6 million as consideration. As part of the purchase agreement, a deferred consideration payable of €0.5 million was determined based on the working capital adjustment at period end. Contingent consideration of €0.6 million was determined to be remuneration and is being recognized over the earn-out period. The fair value of the contingent consideration included in the total purchase price as of March 2, 2021 was €8.2 million and will be paid to the seller in three tranches. First, a payment of €4.4 million was paid in 2022 to the seller for achievement of the first milestone. As of December 31, 2022, the seller achieved the second milestone and was paid €2.8 million during 2023. As of December 31, 2023, the final and third milestone stipulated in the purchase agreement is achieved the seller will receive €2.2 million cash payment in 2024.

The change in the fair value measurement of the contingent consideration liability (level 3) is summarized as follows:

in €‘000
As of January 1, 2022	8,200
Cash payments during the year	(4,385)
Net fair value changes recognized in profit from continuing operations for the year	1,079
As of December 31, 2022	4,894
Cash payments during the year	(2,775)
Net fair value changes recognized in profit from continuing operations for the year	96
As of December 31, 2023	2,215

Transaction costs of €0.4 million were incurred and included in other operating expenses for the year ended December 31, 2021.

The fair values of the identifiable assets and liabilities of Fresh 8 as of the date of acquisition are as follows:

in €‘000	As of March 2, 2021
Customer base	4,863
Technology	3,402
Property and equipment	69
Trade receivables	377
Contract assets and other assets	176
Cash	152
Current liabilities	(327)
Deferred tax liability, net	(1,570)
Net assets acquired	7,142
Goodwill	13,168
Consideration transferred	20,310

The goodwill mainly reflects synergy potential based on the ability to improve U.S. penetration of the Ads market and further strengthen the Company’s Ads business. Goodwill is not expected to be deductible for tax purposes.

The fair value of tangible and intangible assets and liabilities was based on significant inputs not observable in the market and thus represent Level 3 measurements within the fair value measurement hierarchy. Level 3 fair market values were determined using a variety of information, including estimated future cash flows, appraisals and market comparable.

The cash flows arising from the acquisition of Fresh 8 during the year ended December 31, 2021 were as follows:

Year Ended
in €‘000	December 31, 2021
Cash consideration paid for acquisition of subsidiary	(12,063)
Cash acquired with the subsidiary	152
Net cash paid for acquisition (included in cash used in investing activities)	(11,911)
Transaction costs of the acquisition (included in cash from operating activities)	(439)
Net cash outflow on acquisition of subsidiary	(12,350)

Acquisition of Atrium Sports, Inc.

On May 6, 2021, the Company acquired 100% of the voting interest in Atrium Sports, Inc. (“Atrium”), a market leader in data and video analytics in the college and professional sports space. The acquisition complemented Sportradar’s 360-degree product suite and continued to deepen and broaden relationships with key sports organizations globally.

The Company paid cash of €183.0 million and issued 1,805 participation certificates of the Company in connection with the acquisition. The fair value of the 1,805 participation certificates was determined to be €22.4 million as of May 6, 2021 and was based on bids received from independent third parties in connection with a potential acquisition of the Company. The participation certificates were subject to certain non-market performance vesting conditions and service vesting conditions. A portion of the participation certificates, amounting to €9.2 million, was determined to be part of the total purchase consideration and the remaining €13.2 million of the participation certificates was determined to be remuneration. The fair value of the participation certificates determined to be part of the total purchase consideration is recognized within other liabilities in the consolidated statements of financial position as this part is subject to certain re-purchase provisions. The corresponding deposit liability amounted to €6.0 million as of December 31, 2021 and will unwind at the respective vesting dates. As of December 31, 2023, 2022 and 2021, the amounts of €1.8 million, €2.4 million and €3.2 million, respectively, were unwound and reclassified to additional paid-in capital.

The fair value of the participation certificates determined to be remuneration will be recognized as a share-based payment expense over the vesting period on a graded vesting basis. For the years ended December 31, 2023, 2022 and 2021, the Company recognized share-based compensation expense of €1.6 million, €3.7 million and €7.0 million, respectively, in the consolidated statements of profit or loss and other comprehensive income.

Transaction costs of €3.9 million were incurred and included in other operating expenses for the year ended December 31, 2021.

The fair values of the identifiable assets and liabilities of Atrium as of the date of acquisition are as follows:

in €‘000	As of May 6, 2021
Customer base	16,477
Brand	1,679
Technology	56,540
Property and equipment	3,537
Trade receivables	1,974
Contract assets and other assets	3,899
Cash	1,087
Current liabilities	(10,567)
Non-current liabilities	(1,253)
Deferred tax liability, net	(15,605)
Net assets acquired	57,768
Goodwill	134,451
Consideration transferred	192,219

The useful life for the acquired technology and customer base is estimated to be 10 years.

The trade receivables acquired comprise gross contractual amounts of €2.9 million, of which €0.9 million are expected to be uncollectible at the date of acquisition.

The goodwill mainly reflects Atrium`s workforce and synergies to complement and extend Sportradar`s product suite and strategic growth. Goodwill is not expected to be deductible for tax purposes.

The fair value of tangible and intangible assets and liabilities was based on significant inputs not observable in the market and thus represent Level 3 measurements within the fair value measurement hierarchy. Level 3 fair market values were determined using a variety of information, including estimated future cash flows, appraisals and market comparables.

The cash flows arising from the acquisition of Atrium during the year ended December 31, 2021 were as follows:

Year Ended
in €‘000	December 31, 2021
Cash consideration paid for acquisition of subsidiary	(183,043)
Cash acquired with the subsidiary	1,087
Net cash paid for acquisition (included in cash used in investing activities)	(181,956)
Transaction costs of the acquisition (included in cash from operating activities)	(3,900)
Net cash outflow on acquisition of subsidiary	(185,856)

Since the acquisition, the revenue, net loss before tax and net loss amounts included in the consolidated statement of profit or loss and other comprehensive income for the year ended December 31, 2021 are €19.1 million, €(15.5) million and €(15.2) million, respectively. If the acquisition had occurred on January 1, 2021, the pro forma consolidated revenue, net income before tax and net loss for year ended December 31, 2021 would have been €568.1 million, €1.2 million and €(9.8) million, respectively. This principally includes adjustments from the impact of the amortization of intangible assets and remuneration from the vesting of participation certificates.

Acquisition of Interact Sport Pty Ltd.

On June 9, 2021, the Company acquired 100% of the voting interest in Interact Sport Pty Ltd.(“Interact”) for cash consideration of €4.7 million. Interact is an Australian based sports data and technology company focused on cricket.As part of the purchase agreement, a deferred consideration payable of €0.4 million was determined to be withheld for the next 15 months as security for any possible claims. At the time of acquisition, if certain milestones stipulated in the purchase agreement are achieved, the seller and key employees will earn up to €3.0 million in earn-out compensation in 2022, 2023 and 2024, which will be paid in cash by the Company in the following year. The fair value of the cash payments will be recognized as remuneration over the earn-out period. Transaction costs of €0.2 million were incurred and included in other operating expenses for the year ended December 31, 2021.

During the year ended December 31, 2023, the Company recognized €0.1 million as compensation related to achievement of certain milestones stipulated in the acquisition purchase agreement. During the year ended December 31, 2023, payments of €0.8 million were paid to the seller and key employees as earn-out compensation related to achievement of milestones earned during the year ended December 31, 2022. During the year ended December 31, 2022, payments of €1.3 million were paid to the seller and key employees as earn-out compensation related to achievement of milestones earned during the year ended December 31, 2021, in addition to payment for deferred consideration of €0.3 million.

On December 30, 2023, the Company sold 100% of the voting interest in Interact Sport Pty Ltd. and its subsidiaries (refer to Note 29).

The fair values of the identifiable assets and liabilities of Interact as of the date of acquisition are as follows:

in €‘000	As of June 9, 2021
Customer base	793
Technology	966
Brand	73
Trade receivables	222
Contract assets and other assets	359
Cash	107
Current liabilities	(435)
Deferred tax liability, net	(550)
Net assets acquired	1,535
Goodwill	3,606
Consideration transferred	5,141

The fair value of tangible and intangible assets and liabilities was based on significant inputs not observable in the market and thus represent Level 3 measurements within the fair value measurement hierarchy. Level 3 fair market values were determined using a variety of information, including estimated future cash flows, appraisals and market comparables.

The cash flows arising from the acquisition of Interact during the year ended December 31, 2021 were as follows:

Year Ended
in €‘000	December 31, 2021
Cash consideration paid for acquisition of subsidiary	(4,671)
Cash acquired with the subsidiary	107
Net cash paid for acquisition (included in cash used in investing activities)	(4,564)
Transaction costs of the acquisition (included in cash from operating activities)	(154)
Net cash outflow on acquisition of subsidiary	(4,718)